Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000027719 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000027719 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000027719 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000027719 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027719 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000027719 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027719 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027719 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027719 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027719 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027719 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027719 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027719 | SectorExchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027719 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027719 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000027719 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027719 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000027719 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000027719 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000027719 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000027721 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027721 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027721 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027721 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027721 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027721 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027721 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027721 | Blackrock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027721 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027721 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027721 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027721 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000027721 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000027721 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000027721 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000027721 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000027721 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000027721 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027721 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000027721 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027723 | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027723 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027723 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027723 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027723 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027723 | Hilton Worldwide Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027723 | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027723 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027723 | Cloudflare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027723 | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027723 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027723 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027723 | SectorExchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027723 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000027723 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000027723 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000027723 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027723 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000027723 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000027723 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246257 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246257 | iShares Russell Mid-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246257 | State Street Institutional US Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246257 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246257 | TD SYNNEX Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246257 | Skyworks Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246257 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246257 | State Street Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246257 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246257 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000246257 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000246257 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000246257 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000246257 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000246257 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000246257 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000246257 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000246257 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246257 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000027729 | U.S. Govt.
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000027729 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027729 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000027729 | AA
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000027729 | A
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000027729 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000027729 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027729 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027729 | AssetInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027729 | AssetMunicipal Bond Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000027729 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000027729 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000027729 | AssetMortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000027729 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000027731 | U.S. Govt.
Holdings [Line Items]
Percent of Net Asset Value	82.90%
C000027731 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027731 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000027731 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027731 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027731 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027731 | AssetInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000027731 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027731 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000027731 | AssetMortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000027733 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027733 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027733 | AA
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000027733 | A
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000027733 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000027733 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000027733 | SectorIndustrial Development Revenue/pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027733 | SectorStudent
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027733 | SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000027733 | SectorSingle Family Housing
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000027733 | SectorLease
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000027733 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000027733 | SectorHospital
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000027733 | SectorLimited Tax
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000027733 | SectorGeneral Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000027715 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027715 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027715 | AA
Holdings [Line Items]
Percent of Net Asset Value	55.80%
C000027715 | A
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000027715 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027715 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027715 | SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027715 | SectorSingle Family Housing
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000027715 | SectorLease
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000027715 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000027715 | SectorHospital
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000027715 | SectorLimited Tax
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000027715 | SectorGeneral Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000027715 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027715 | SectorPower
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027717 | Non-Rated
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000027717 | AAA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000027717 | AA
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000027717 | A
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000027717 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027717 | SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027717 | SectorLease
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000027717 | SectorTransportation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027717 | SectorHospital
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027717 | SectorLimited Tax
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000027717 | SectorGeneral Obligations
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000027717 | SectorInvestment Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027717 | SectorPower
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027717 | SectorMulti Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027717 | SectorWater/sewer
Holdings [Line Items]
Percent of Net Asset Value	4.90%